S000079881 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	(0.09%)	3.27%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	4.50%	6.52%
AB High Yield ETF
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.91%	4.52%	6.45%
AB High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.98%	1.81%	3.70%
AB High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	5.21%	2.23%	3.73%

[1]	For periods prior to the Reorganization, the table reflects returns for the High Yield Predecessor Fund’s Advisor Class shares. Effective April 14, 2023, the High Yield Predecessor Fund converted its existing Class A and Class Z shares to Advisor Class shares and terminated the Class A and Class Z shares. Class A shares of the High Yield Predecessor Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021; Class Z shares of the High Yield Predecessor Fund were in operation during the period from July 26, 2016, until February 26, 2018, and resumed operations on April 30, 2021; and Advisor Class shares of the High Yield Predecessor Fund have been in operation since July 26, 2016. From February 26, 2018 through April 29, 2021, the High Yield Predecessor Fund had a performance-based, or fulcrum, advisory fee. The Fund has a fixed investment advisory fee. Accordingly, performance information shown for this period reflects performance fee adjustments and would have been different if the High Yield Predecessor Fund had been managed under the current advisory fee arrangement. In addition, on July 26, 2016, the High Yield Predecessor Fund acquired the assets and liabilities of AB High Yield Portfolio, a series of The AB Pooling Portfolios. Upon completion of that reorganization, the High Yield Predecessor Fund adopted the accounting history and performance of that series. The performance shown above reflects that reorganization.
[2]	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.